UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23024

Pacer Funds Trust
(Exact name of registrant as specified in charter)

500 Chesterfield Parkway
Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Joe M. Thomson
500 Chesterfield Parkway
Malvern, PA 19355
 (Name and address of agent for service)

(610)-664-8100
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

Pacer Trendpilot US Large Cap ETF
Schedule of Investments
January 31, 2019 (Unaudited)
	Shares	Value
SHORT-TERM INVESTMENTS - 180.0%
Money Market Deposit Accounts - 82.6%
U.S. Bank Money Market Deposit Account, 2.35% (a)	1,384,254,016	$1,384,254,016
	Par Value
U.S. Treasury Bills - 97.4%
0.00%, 2/14/19 (b)	20,600,000	20,582,801
0.00%, 4/4/19 (b) (c)	158,000,000	157,358,837
0.00%, 4/11/19 (b)	95,000,000	94,570,966
0.00%, 5/2/19 (b)	1,366,552,000	1,358,514,966
		1,631,027,570
TOTAL SHORT-TERM INVESTMENTS (Cost $3,015,342,862)		3,015,281,586
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.6%
Mount Vernon Liquid Assets Portfolio, LLC 2.64% (a)	10,265,141	10,265,141
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $10,265,141)		10,265,141

Total Investments (Cost $3,025,608,003) - 180.6%		3,025,546,727
Liabilities in Excess of Other Assets - (80.6)%		(1,350,692,294)
TOTAL NET ASSETS - 100.0%		$1,674,854,433

Percentages are stated as a percent of net assets.
(a)	The rate shown is as of January 31, 2019.
(b)	Non-income producing security.
(c)	All or portion of this security is on loan as of January 31, 2019. The Total value of securities on loan is $10,059,889 or 0.6% of net assets.

Pacer Trendpilot US Mid Cap ETF
Schedule of Investments
January 31, 2019 (Unaudited)
	Shares	Value
SHORT-TERM INVESTMENTS - 104.8%
Money Market Deposit Accounts - 7.2%
U.S. Bank Money Market Deposit Account, 2.35% (a)	50,636,353	$50,636,354
	Par Value
U.S. Treasury Bills - 97.6%
0.00%, 4/4/19 (b) (c)	34,000,000	33,862,028
0.00%, 4/11/19 (b) (c)	618,000,000	615,209,019
0.00%, 5/2/19 (b)	40,000,000	39,764,750
		688,835,797
TOTAL SHORT-TERM INVESTMENTS (Cost $739,498,563)		739,472,151
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.1%
Mount Vernon Liquid Assets Portfolio, LLC 2.64% (a)	85,365,000	85,365,000
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $85,365,000)		85,365,000

Total Investments (Cost $824,863,563) - 116.9%		824,837,151
Liabilities in Excess of Other Assets - (16.9)%		(119,217,164)
TOTAL NET ASSETS - 100.0%		$705,619,987

Percentages are stated as a percent of net assets.
(a)	The rate shown is as of January 31, 2019.
(b)	Non-income producing security.
(c)	All or portion of this security is on loan as of January 31, 2019. The Total value of securities on loan is $83,635,120 or 11.9% of net assets.

Pacer Trendpilot 100 ETF
Schedule of Investments
January 31, 2019 (Unaudited)
	Shares	Value
SHORT-TERM INVESTMENTS - 139.9%
Money Market Deposit Accounts - 42.8%
U.S. Bank Money Market Deposit Account, 2.35% (a)	165,858,176	$165,858,176
	Par Value
U.S. Treasury Bills - 97.1%
0.00%, 2/14/19 (b) (c)	162,424,000	162,288,326
0.00%, 4/4/19 (b) (c)	45,000,000	44,817,390
0.00%, 4/11/19 (b)	10,000,000	9,954,838
0.00%, 5/2/19 (b)	160,274,000	159,331,389
		376,391,943
TOTAL SHORT-TERM INVESTMENTS (Cost $542,256,861)		542,250,119
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.3%
Mount Vernon Liquid Assets Portfolio, LLC 2.64% (a)	9,054,859	9,054,859
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,054,859)		9,054,859

Total Investments (Cost $551,311,720) - 142.2%		551,304,978
Liabilities in Excess of Other Assets - (42.2)%		(163,645,783)
TOTAL NET ASSETS - 100.0%		$387,659,195

Percentages are stated as a percent of net assets.
(a)	The rate shown is as of January 31, 2019.
(b)	Non-income producing security.
(c)	All or portion of this security is on loan as of January 31, 2019. The Total value of securities on loan is $8,872,501 or 2.3% of net assets.

Pacer Trendpilot European Index ETF
Schedule of Investments
January 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 0.0% (a)
Retail - 0.0% (a)
FF Group (b)(c)	1,259	$6,917
TOTAL COMMON STOCKS (Cost $24,367)		6,917

SHORT-TERM INVESTMENTS - 99.9%
Money Market Deposit Accounts - 4.2%
U.S. Bank Money Market Deposit Account, 2.35% (d)	6,578,542	6,578,542
	Par Value
U.S. Treasury Bills - 95.7%
0.00%, 4/11/19 (b)	152,000,000	151,313,545

TOTAL SHORT-TERM INVESTMENTS (Cost $157,883,904)		157,892,087

Total Investments (Cost $157,908,271) - 99.9%		157,899,004
Other Assets in Excess of Liabilities - 0.1%		213,377
TOTAL NET ASSETS - 100.0%		$158,112,381

Percentages are stated as a percent of net assets.
(a)	Less than 0.05%.
(b)	Non-income producing security.
(c)
As of January 31, 2019, the Fund has fair valued this security. This security is deemed illiquid according to the Fund/s liquidity guidelines.
The total value of this security was $6,917 or 0.0% of net assets.

(d)	The rate shown is as of January 31, 2019.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Global Cash Cows Dividend ETF
Schedule of Investments
January 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.7%
Australia - 7.4%
AGL Energy Ltd.	50,972	$793,641
Alumina Ltd.	404,585	714,643
Aurizon Holdings Ltd.	159,606	510,476
BHP Billiton Ltd. - ADR	81,990	4,197,068
Caltex Australia Ltd.	15,067	293,956
CIMIC Group Ltd.	14,835	483,210
Mirvac Group	230,959	402,920
South32 Ltd.	305,124	782,932
Stockland	219,049	601,875
Telstra Corp. Ltd.	756,804	1,710,870
Wesfarmers Ltd.	103,516	2,423,658
Woodside Petroleum Ltd.	53,376	1,331,577
		14,246,826
Canada - 0.7%
Canadian Natural Resources Ltd.	54,512	1,464,192
Finland - 0.7%
Stora Enso OYJ - Class R	36,941	494,494
UPM-Kymmene OYJ	32,902	951,280
		1,445,774
France - 5.1%
Cie Generale des Etablissements Michelin	8,892	965,258
Engie SA	180,886	2,895,476
Publicis Groupe SA	11,525	703,106
Renault SA	21,524	1,523,756
Sanofi - ADR (a)	84,753	3,682,518
		9,770,114
Germany - 7.3%
BASF SE	53,841	3,932,987
Bayer AG - ADR	193,333	3,684,927
Continental AG	8,673	1,366,464
Covestro AG (b)	11,062	610,033
Evonik Industries AG	28,660	782,707
Siemens AG	33,450	3,667,106
		14,044,224
Hong Kong - 4.9%
Chow Tai Fook Jewellery Group Ltd.	1,115,159	991,928
CK Infrastructure Holdings Ltd.	124,924	1,008,511
NWS Holdings Ltd.	237,959	544,624
Power Assets Holdings Ltd.	429,541	2,887,454
Sands China Ltd.	561,269	2,667,890
WH Group Ltd. (b)	818,509	700,940
Wynn Macau Ltd.	256,140	621,488
		9,422,835
Israel - 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	218,815	175,336
Italy - 3.8%
Atlantia SpA	67,953	1,605,354
Eni SpA	231,517	3,923,496
PRADA SpA	207,131	683,649
Snam SpA	240,128	1,146,123
		7,358,622

Japan - 11.6%
Bridgestone Corp.	32,877	1,264,070
Canon, Inc. - ADR (a) (c)	70,434	2,030,612
ITOCHU Corp.	71,290	1,303,411
Japan Tobacco, Inc.	113,195	2,857,804
KDDI Corp.	107,022	2,675,427
Mitsubishi Chemical Holdings Corp.	75,237	644,514
Mitsui & Co. Ltd.	100,839	1,640,919
NTT DOCOMO, Inc.	162,465	3,886,184
Subaru Corp.	54,316	1,272,568
Sumitomo Chemical Co. Ltd.	79,097	411,007
Sumitomo Corp.	65,685	1,013,994
Takeda Pharmaceutical Co. Ltd. - ADR (c)	93,020	1,857,609
Tokyo Electron Ltd.	10,663	1,530,558
		22,388,677
Jersey - 0.7%
WPP PLC - ADR	23,813	1,364,485
Netherlands Antilles - 1.8%
Schlumberger Ltd.	76,800	3,395,328
Norway - 1.1%
Norsk Hydro ASA	111,542	514,731
Telenor ASA	89,464	1,690,852
		2,205,583
Republic of Korea - 2.4%
Lotte Chemical Corp.	1,611	434,368
Samsung Electronics Co. Ltd.	101,785	4,221,793
		4,656,161
Singapore - 2.0%
Genting Singapore Ltd.	528,837	432,120
Keppel Corp. Ltd.	87,554	396,731
Singapore Technologies Engineering Ltd.	167,465	462,762
Singapore Telecommunications Ltd.	1,149,171	2,577,995
		3,869,608
South Korea - 0.3%
KT&G Corp.	5,824	518,724
Spain - 2.7%
Aena SME SA (b)	6,807	1,174,924
Repsol SA	99,344	1,743,156
Telefonica SA - ADR	277,286	2,401,297
		5,319,377
Sweden - 0.7%
Telia Co. AB	303,407	1,320,480
Switzerland - 1.1%
ABB Ltd. - ADR (a)	108,883	2,085,109
United Kingdom - 16.3%
Anglo American PLC	77,698	1,979,876
BP PLC - ADR (a)	92,889	3,819,596
British American Tobacco PLC - ADR	108,205	3,817,472
BT Group PLC - ADR (a)	153,913	2,348,712
Glaxo SmithKline PLC - ADR (a)	101,708	3,986,954
Imperial Brands PLC	92,932	3,077,703
International Consolidated Airlines Group SA	90,469	764,162
Rio Tinto PLC - ADR (a)	80,071	4,505,595
Royal Dutch Shell PLC - ADR (a)	60,827	3,819,936
Vodafone Group PLC - ADR	181,487	3,310,323
		31,430,329

United States - 27.0%
AbbVie, Inc.	42,025	3,374,187
Altria Group, Inc.	67,401	3,326,239
AT&T, Inc.	121,188	3,642,911
Chevron Corp.	31,621	3,625,348
Eaton Corp. PLC	18,500	1,410,625
Equinor ASA - ADR (a)	157,916	3,597,327
Exxon Mobil Corp.	47,023	3,445,845
Ford Motor Co. (a)	330,257	2,906,262
General Mills, Inc. (a)	35,886	1,594,774
International Business Machines Corp.	30,607	4,114,193
International Paper Co.	20,946	993,469
Las Vegas Sands Corp.	52,232	3,048,260
LyondellBasell Industries NV - Class A	21,232	1,846,547
Philip Morris International, Inc.	43,139	3,309,624
QUALCOMM, Inc. (a)	61,960	3,068,259
Southern Copper Corp. (a)	36,027	1,211,228
Target Corp. (a)	22,933	1,674,109
Valero Energy Corp.	20,498	1,800,134
Verizon Communications, Inc.	63,197	3,479,627
Western Digital Corp. (a)	16,757	753,897
		52,222,865
TOTAL COMMON STOCKS (Cost $191,552,771)		188,704,649

REAL ESTATE INVESTMENT TRUSTS - 1.4%
Australia - 0.5%
Dexus	57,451	479,416
Vicinity Centres	299,078	567,411
		1,046,827
United States - 0.9%
Public Storage	7,703	1,637,042
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,622,264)		2,683,869

SHORT-TERM INVESTMENTS - 0.4%
Money Market Deposit Accounts - 0.4%
U.S. Bank Money Market Deposit Account, 2.35% (d)	755,471	755,471
TOTAL SHORT-TERM INVESTMENTS (Cost $755,471)		755,471

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 16.4%
Mount Vernon Liquid Assets Portfolio, LLC 2.64% (d)	31,701,905	31,701,905
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $31,701,905)		31,701,905

Total Investments (Cost $226,632,411) - 115.9%		223,845,894
Liabilities in Excess of Other Assets - (15.9)%		(30,773,283)
TOTAL NET ASSETS - 100.0%		$193,072,611

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	All or portion of this security is on loan as of January 31, 2019. The Total value of securities on loan is $31,294,769 or 16.2% of net assets.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines.
The value of those securities total $2,485,897 or 1.29% of net assets.

(c)	Non-income producing security.
(d)	The rate shown is as of January 31, 2019.

Pacer US Cash Cows 100 ETF
Schedule of Investments
January 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.0%
Advertising - 1.3%
Omnicom Group, Inc. (a)	33,052	$2,574,090
Aerospace/Defense - 2.2%
Boeing Co.	11,195	4,317,016
Airlines - 2.0%
Southwest Airlines Co.	68,369	3,880,624
Apparel - 1.3%
Capri Holdings Ltd. (b)	29,165	1,238,929
Ralph Lauren Corp. - Class A	7,644	887,774
Skechers U.S.A, Inc. - Class A (b)	15,160	411,897
		2,538,600
Auto Parts & Equipment - 2.8%
Allison Transmission Holdings, Inc.	21,512	1,046,989
Aptiv PLC	35,137	2,780,391
Lear Corp.	10,605	1,632,427
		5,459,807
Beverages - 1.4%
Molson Coors Brewing Co. - Class B	41,824	2,785,897
Biotechnology - 8.9%
Amgen, Inc.	19,003	3,555,651
Biogen, Inc. (b)	11,425	3,813,437
Celgene Corp. (b)	51,704	4,573,736
Gilead Sciences, Inc.	53,100	3,717,531
Ionis Pharmaceuticals, Inc. (a) (b)	12,771	740,718
United Therapeutics Corp. (b)	5,307	612,056
		17,013,129
Chemicals - 5.6%
CF Industries Holdings, Inc.	34,629	1,511,556
Huntsman Corp. (a)	85,490	1,878,215
LyondellBasell Industries NV - Class A	43,092	3,747,711
Olin Corp.	29,304	691,867
The Chemours Co.	36,282	1,297,082
Westlake Chemical Corp.	21,779	1,609,468
		10,735,899
Commercial Services - 1.2%
H&R Block, Inc.	39,592	933,975
ManpowerGroup, Inc.	6,930	547,678
Robert Half International, Inc.	11,432	736,564
		2,218,217
Computers - 12.4%
Apple, Inc.	21,505	3,579,292
Cognizant Technology Solutions Corp. - Class A	48,830	3,402,474
DXC Technology Co.	42,075	2,697,849
HP, Inc.	157,819	3,476,752
International Business Machines Corp.	30,423	4,089,460
Leidos Holdings, Inc.	17,649	1,023,642
NetApp, Inc.	26,558	1,693,604
Western Digital Corp. (a)	86,100	3,873,639
		23,836,712
Diversified Financial Services - 1.9%
Alliance Data Systems Corp. (a)	20,054	3,561,390
Electronics - 1.2%
Garmin Ltd.	15,555	1,076,095
Gentex Corp. (a)	30,736	650,989
nVent Electric PLC	22,968	574,659
		2,301,743

Engineering & Construction - 0.5%
AECOM (b)	32,485	994,366
Environmental Control - 0.4%
Pentair PLC	17,264	711,104
Forest Products & Paper - 1.7%
Domtar Corp.	9,626	451,460
International Paper Co.	58,061	2,753,833
		3,205,293
Hand/Machine Tools - 0.5%
Snap-On, Inc.	6,034	1,001,584
Home Builders - 3.2%
Lennar Corp. - Class A	52,673	2,497,754
NVR, Inc. (b)	405	1,077,300
PulteGroup, Inc.	73,361	2,040,169
Thor Industries, Inc. (a)	6,800	442,816
		6,058,039
Internet - 0.5%
F5 Networks, Inc. (b)	6,010	967,309
Iron/Steel - 1.8%
Nucor Corp.	34,403	2,106,840
Steel Dynamics, Inc.	39,227	1,435,316
		3,542,156
Leisure Time - 0.7%
Harley-Davidson, Inc. (a)	35,473	1,307,535
Lodging - 2.5%
Las Vegas Sands Corp.	68,244	3,982,720
Wyndham Destinations, Inc.	21,124	890,165
		4,872,885
Machinery-Construction & Mining - 0.3%
Oshkosh Corp.	7,085	531,729
Machinery-Diversified - 0.8%
AGCO Corp.	9,890	634,938
GrafTech International Ltd.	61,560	813,208
		1,448,146
Media - 1.6%
AMC Networks, Inc. - Class A (a) (b)	12,210	768,498
Viacom, Inc. - Class B	77,170	2,270,341
		3,038,839
Mining - 2.0%
Freeport-McMoRan, Inc.	332,390	3,869,020
Oil & Gas - 1.3%
HollyFrontier Corp.	24,885	1,402,021
PBF Energy, Inc. - Class A	32,335	1,184,108
		2,586,129
Packaging & Containers - 0.9%
WestRock Co.	44,050	1,793,275
Pharmaceuticals - 7.9%
AbbVie, Inc.	41,814	3,357,246
Allergan PLC	23,742	3,418,373
Cardinal Health, Inc.	41,070	2,052,268
Cigna Corp.	1	105
Jazz Pharmaceuticals PLC (b)	6,261	788,197
McKesson Corp.	29,001	3,719,378
Nektar Therapeutics (b)	28,368	1,201,101
Premier, Inc. - Class A (b)	14,359	571,345
		15,108,013

Retail - 10.4%
Best Buy Co., Inc.	41,484	2,457,512
Dick's Sporting Goods, Inc.	21,569	761,601
Foot Locker, Inc.	19,849	1,109,361
Kohl's Corp.	37,346	2,565,297
Macy's, Inc.	48,601	1,278,206
Nordstrom, Inc. (a)	21,645	1,004,544
Qurate Retail Group, Inc. QVC Group - Class A (b)	76,182	1,656,959
Starbucks Corp.	55,344	3,771,140
Tapestry, Inc.	32,080	1,241,817
Urban Outfitters, Inc. (b)	11,451	369,867
Walgreens Boots Alliance, Inc. (a)	44,571	3,220,701
Williams-Sonoma, Inc. (a)	9,986	543,538
		19,980,543
Semiconductors - 13.6%
Applied Materials, Inc.	108,073	4,223,493
Broadcom, Inc.	15,933	4,274,027
Cypress Semiconductor Corp.	50,433	699,506
KLA-Tencor Corp. (a)	17,717	1,888,101
Lam Research Corp. (a)	22,867	3,877,786
Micron Technology, Inc. (b)	102,485	3,916,977
MKS Instruments, Inc.	6,378	520,636
Qorvo, Inc. (b)	14,412	941,968
Skyworks Solutions, Inc.	17,239	1,259,136
Teradyne, Inc.	14,013	504,328
Texas Instruments, Inc.	39,223	3,948,972
		26,054,930
Software - 3.1%
Citrix Systems, Inc.	13,148	1,348,196
Nuance Communications, Inc. (b)	35,613	565,178
Oracle Corp.	79,070	3,971,686
		5,885,060
Telecommunications - 3.1%
Cisco Systems, Inc.	78,224	3,699,213
CommScope Holding Co., Inc. (b)	44,762	935,973
Juniper Networks, Inc.	35,450	919,573
LogMeIn, Inc. (a)	4,772	443,892
		5,998,651
TOTAL COMMON STOCKS (Cost $191,236,070)		190,177,730

REAL ESTATE INVESTMENT TRUSTS - 0.6%
Apple Hospitality REIT, Inc.	29,339	481,453
Rayonier, Inc.	22,788	693,666
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,233,734)		1,175,119

SHORT-TERM INVESTMENTS - 0.3%
Money Market Deposit Accounts - 0.3%
U.S. Bank Money Market Deposit Account, 2.35% (c)	481,439	481,439
TOTAL SHORT-TERM INVESTMENTS (Cost $481,439)		481,439

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.1%
Mount Vernon Liquid Assets Portfolio, LLC 2.64% (c)	21,269,645	21,269,645
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $21,269,645)		21,269,645

Total Investments (Cost $214,220,888) - 111.0%		213,103,933
Liabilities in Excess of Other Assets - (11.0)%		(21,202,158)
TOTAL NET ASSETS - 100.0%		$191,901,775

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan as of January 31, 2019. The Total value of securities on loan is $20,875,901 or 10.9% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of January 31, 2019.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer US Small Cap Cash Cows 100 ETF
Schedule of Investments
January 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.9%
Aerospace/Defense - 4.0%
Aerojet Rocketdyne Holdings, Inc. (a)	24,086	$950,674
Kaman Corp.	9,379	554,487
National Presto Industries, Inc. (b)	2,978	356,228
		1,861,389
Apparel - 1.5%
Steven Madden Ltd. (b)	21,810	712,097
Auto Manufacturers - 1.0%
Wabash National Corp.	33,334	464,676
Auto Parts & Equipment - 0.6%
Standard Motor Products, Inc.	5,935	291,765
Biotechnology - 4.6%
AMAG Pharmaceuticals, Inc. (a)	24,053	393,748
Emergent BioSolutions, Inc. (a)	13,883	866,160
Innoviva, Inc. (a)	49,479	846,091
		2,105,999
Building Materials - 3.4%
Apogee Enterprises, Inc. (b)	10,428	355,282
Boise Cascade Co.	13,483	370,378
Patrick Industries, Inc. (a) (b)	20,892	833,591
		1,559,251
Chemicals - 2.7%
AdvanSix, Inc. (a)	11,503	363,955
Hawkins, Inc.	3,457	143,431
Kraton Corp. (a)	26,752	754,406
		1,261,792
Coal - 3.1%
CONSOL Energy, Inc. (a)	25,965	922,536
SunCoke Energy, Inc. (a)	43,682	490,986
		1,413,522
Commercial Services - 8.7%
American Public Education, Inc. (a)	4,602	136,173
Cardtronics PLC - Class A (a) (b)	19,107	517,227
Cross Country Healthcare, Inc. (a)	17,218	165,809
FTI Consulting, Inc. (a) (b)	11,041	754,321
Heidrick & Struggles International, Inc. (b)	8,781	290,212
Korn/Ferry International	18,302	834,571
Navigant Consulting, Inc. (b)	16,217	420,345
Rent-A-Center, Inc. TX (a)	34,123	597,153
TrueBlue, Inc. (a)	12,185	297,192
		4,013,003
Computers - 3.0%
Insight Enterprises, Inc. (a) (b)	20,060	921,155
Lumentum Holdings, Inc. (a)	1	35
TTEC Holdings, Inc.	13,201	441,309
		1,362,499
Distribution/Wholesale - 3.1%
Core-Mark Holding Co, Inc.	24,804	691,536
Fossil Group, Inc. (a) (b)	42,820	726,227
		1,417,763

Diversified Financial Services - 1.5%
WageWorks, Inc. (a)	21,499	678,294
Electrical Components & Equiptment - 0.3%
Insteel Industries, Inc.	5,716	126,267
Electronics - 3.6%
Advanced Energy Industries, Inc. (a)	13,930	714,470
Control4 Corp. (a)	6,330	125,777
Electro Scientific Industries, Inc. (a)	12,546	376,380
Knowles Corp. (a) (b)	28,011	436,971
		1,653,598
Energy-Alternate Sources - 4.5%
FutureFuel Corp.	19,806	362,648
Renewable Energy Group, Inc. (a) (b)	34,080	984,912
REX American Resources Corp. (a)	1,369	99,841
SolarEdge Technologies, Inc. (a) (b)	14,345	628,168
		2,075,569
Engineering & Construction - 0.8%
Arcosa, Inc.	12,953	381,207
Food - 1.7%
Cal-Maine Foods, Inc. (b)	18,740	790,453
Forest Products & Paper - 1.0%
Schweitzer-Mauduit International, Inc. (b)	14,784	473,975
Healthcare-Services - 0.7%
Tivity Health, Inc. (a)	14,596	324,907
Home Furnishings - 0.5%
Daktronics, Inc.	11,328	85,300
Ethan Allen Interiors, Inc.	6,472	122,838
		208,138
Household Products/Wares - 0.8%
Quanex Building Products Corp.	23,225	363,471
Internet - 4.1%
New Media Investment Group, Inc.	29,266	400,066
NIC, Inc.	16,044	263,122
Perficient, Inc. (a)	11,007	280,788
Stamps.com, Inc. (a) (b)	5,074	944,170
		1,888,146
Leisure Time - 1.3%
Nautilus, Inc. (a)	7,224	54,252
Vista Outdoor, Inc. (a)	54,725	546,156
		600,408
Machinery-Diversified - 0.6%
Ichor Holdings Ltd. (a) (b)	12,556	258,277
Media - 1.4%
Gannett Co., Inc. (b)	58,324	646,813
Miscellaneous Manufacturing - 5.7%
Fabrinet (a)	11,861	674,179
Hillenbrand, Inc.	21,284	902,442
Myers Industries, Inc.	11,653	189,478
Sturm Ruger & Co, Inc.	8,411	458,231
Tredegar Corp.	25,063	408,777
		2,633,107
Oil & Gas Services - 0.7%
Matrix Service Co. (a)	14,711	315,551
Pharmaceuticals - 4.4%
Anika Therapeutics, Inc. (a)	3,272	124,303
Assertio Therapeutics, Inc. (a)	78,307	349,249
Corcept Therapeutics, Inc. (a) (b)	29,269	327,228
Lannett Co, Inc. (a) (b)	91,490	682,515
Supernus Pharmaceuticals, Inc. (a)	14,354	547,318
		2,030,613

Retail - 19.8%
Abercrombie & Fitch Co. (b)	44,734	969,386
Barnes & Noble Education, Inc. (a)	50,267	287,527
BJ's Restaurants, Inc. (b)	5,653	281,689
Caleres, Inc. (b)	15,780	470,875
Chico's FAS, Inc.	92,624	537,219
DSW, Inc. - Class A	22,898	623,970
Express, Inc. (a) (b)	29,563	156,684
GameStop Corp. - Class A (b)	55,699	631,627
Genesco, Inc. (a)	15,205	686,962
Haverty Furniture Cos, Inc.	8,020	163,367
Hibbett Sports, Inc. (a) (b)	17,979	293,777
MarineMax, Inc. (a)	11,510	204,648
Movado Group, Inc.	10,102	322,759
Office Depot, Inc.	307,521	907,187
PetMed Express, Inc. (b)	6,762	160,124
Red Robin Gourmet Burgers, Inc. (a)	7,767	248,389
Shoe Carnival, Inc. (b)	7,442	274,461
Tailored Brands, Inc.	58,397	737,554
The Buckle, Inc. (b)	20,781	360,966
The Cato Corp. - Class A (b)	12,983	192,798
Vera Bradley, Inc. (a)	17,182	153,779
Vitamin Shoppe, Inc. (a) (b)	40,674	187,914
Zumiez, Inc. (a)	10,030	254,862
		9,108,524
Semiconductors - 6.2%
Cabot Microelectronics Corp.	6,216	633,348
Cohu, Inc.	9,891	173,488
Kulicke & Soffa Industries, Inc. (b)	20,859	469,953
Nanometrics, Inc. (a)	11,369	347,778
Rambus, Inc. (a)	49,725	448,520
Rudolph Technologies, Inc. (a)	7,952	172,717
Xperi Corp.	28,155	603,362
		2,849,166
Software - 2.7%
Progress Software Corp.	13,806	500,191
TiVo Corp. (b)	67,208	748,025
		1,248,216
Telecommunications - 0.5%
CalAmp Corp. (a)	16,075	231,641
Transportation - 1.4%
ArcBest Corp. (b)	17,723	666,739
TOTAL COMMON STOCKS (Cost $45,870,770)		46,016,836

SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 2.35% (c)	38,491	38,491
TOTAL SHORT-TERM INVESTMENTS (Cost $38,491)		38,491

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 30.0%
Mount Vernon Liquid Assets Portfolio, LLC 2.64% (c)	13,798,569	13,798,569
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,798,569)		13,798,569

Total Investments (Cost $59,707,830) - 130.0%		59,853,896
Liabilities in Excess of Other Assets - (30.0)%		(13,813,146)
TOTAL NET ASSETS - 100.0%		$46,040,750

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan as of January 31, 2019. The Total value of securities on loan is $13,468,447 or 29.3% of net assets.
(c)	The rate shown is as of January 31, 2019

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Developed Markets International Cash Cows 100 ETF
Schedule of Investments
January 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.6%
Australia - 8.0%
AGL Energy Ltd.	15,624	$243,268
Alumina Ltd.	56,119	99,127
BHP Billiton Ltd. - ADR (a)	11,727	600,305
BlueScope Steel Ltd.	13,227	119,703
Coles Group Ltd. (b)	25,382	230,811
Newcrest Mining Ltd.	11,049	196,370
Qantas Airways Ltd.	53,628	212,062
South32 Ltd.	113,532	291,317
Wesfarmers Ltd.	15,423	361,104
		2,354,067
Canada - 5.6%
Canadian Natural Resources Ltd.	19,669	528,309
Imperial Oil Ltd.	15,102	430,256
Magna International, Inc.	7,633	403,862
Teck Resources Ltd.	11,919	290,347
		1,652,774
Denmark - 1.5%
Carlsberg A/S	2,661	304,107
Pandora A/S	3,405	147,426
		451,533
Finland - 1.6%
Stora Enso OYJ - Class R	13,305	178,102
UPM-Kymmene OYJ	10,124	292,710
		470,812
France - 6.5%
Atos SE	1,951	178,024
Casino Guichard Perrachon SA	7,967	392,208
Faurecia	2,689	117,450
Peugeot SA	26,545	668,129
Publicis Groupe SA	6,879	419,667
Ubisoft Entertainment SA (b)	1,517	134,567
		1,910,045
Germany - 4.9%
Continental AG	2,888	455,015
Covestro AG (c)	8,946	493,342
Deutsche Lufthansa AG	7,097	179,198
ProSiebenSat.1 Media SE	17,921	320,608
		1,448,163
Hong Kong - 2.9%
Galaxy Entertainment Group Ltd.	57,726	397,240
WH Group Ltd. (c)	262,630	224,907
Wynn Macau Ltd.	86,721	210,416
		832,563
Ireland - 0.3%
Paddy Power Betfair PLC	1,023	84,061
Italy - 1.9%
Eni SpA	33,694	571,009

Japan - 25.7%
Advantest Corp.	2,946	66,885
Astellas Pharma, Inc.	32,978	487,290
Bridgestone Corp.	9,563	367,683
Dentsu, Inc.	4,489	212,653
Disco Corp.	549	81,046
Fuji Electric Co. Ltd.	2,427	74,643
FUJIFILM Holdings Corp.	7,078	303,134
Japan Airlines Co. Ltd.	3,763	136,943
Kajima Corp.	14,381	204,113
Mazda Motor Corp.	14,362	158,091
Mitsubishi Chemical Holdings Corp.	48,805	418,085
Mitsubishi Heavy Industries Ltd.	8,687	335,198
Nexon Co. Ltd. (b)	15,381	234,686
Nikon Corp.	13,804	236,224
Nippon Telegraph & Telephone Corp.	13,275	569,268
Nitto Denko Corp.	2,195	123,730
NTT DOCOMO, Inc.	23,645	565,591
Renesas Electronics Corp. (b)	28,782	165,148
SMC Corp/Japan	738	242,082
Sojitz Corp.	65,998	253,267
Sony Corp. - ADR (b)	10,475	525,007
Square Enix Holdings Co. Ltd.	1,394	46,072
Subaru Corp.	5,750	134,717
SUMCO Corp.	4,957	68,536
Sumitomo Chemical Co. Ltd.	50,224	260,976
Suzuki Motor Corp.	7,183	374,169
Taisei Corp.	8,398	393,975
Tokyo Electron Ltd.	1,992	285,930
Tosoh Corp.	10,309	146,034
Yamada Denki Co. Ltd.	19,289	94,918
		7,566,094
Jersey - 1.0%
WPP PLC - ADR	5,135	294,236
Netherlands - 2.4%
Koninklijke Ahold Delhaize NV	21,570	568,340
Randstad Holding NV	2,868	138,234
		706,574
Norway - 2.5%
Aker BP ASA	7,998	266,286
Telenor ASA	24,688	466,598
		732,884
Republic of Korea - 9.5%
GS Engineering & Construction Corp.	2,557	108,126
Hyundai Engineering & Construction Co. Ltd.	2,699	150,881
Hyundai Mobis Co. Ltd.	1,983	401,002
Kia Motors Corp.	10,647	347,835
POSCO - ADR (b)	9,707	584,556
Samsung Electronics Co. Ltd.	14,813	614,407
SK Hynix, Inc.	9,081	603,142
		2,809,949
Singapore - 1.6%
Genting Singapore Ltd.	561,048	458,441
South Korea - 0.5%
KT&G Corp.	1,812	161,389

Spain - 1.0%
Enagas SA	9,619	279,981
Sweden - 2.0%
Boliden AB	7,031	175,457
Sandvik AB	17,164	273,726
SKF AB	8,768	147,145
		596,328
Switzerland - 0.7%
Adecco Group AG	2,859	142,971
Logitech International SA	2,126	77,498
		220,469
United Kingdom - 18.0%
Anglo American PLC	26,409	672,946
Antofagasta PLC	17,143	195,572
Barratt Developments PLC	25,351	179,086
Berkeley Group Holdings PLC	4,493	221,164
Burberry Group PLC	5,519	130,405
Fiat Chrysler Automobiles NV (b)	34,556	590,047
Imperial Brands PLC	18,508	612,944
International Consolidated Airlines Group SA	48,049	405,854
ITV PLC	73,707	124,999
J Sainsbury PLC	48,678	182,089
Marks & Spencer Group PLC	40,461	153,262
Pearson PLC	16,002	190,153
Persimmon PLC	8,952	278,859
Rio Tinto PLC - ADR (a)	11,568	650,931
Royal Mail PLC	22,981	80,810
Taylor Wimpey PLC	92,361	200,063
Tesco PLC	146,204	427,818
		5,297,002
United States - 1.5%
Thomson Reuters Corp. (a)	8,294	434,108
TOTAL COMMON STOCKS (Cost $29,837,321)		29,332,482

SHORT-TERM INVESTMENTS - 0.2%
Money Market Deposit Accounts - 0.2%
U.S. Bank Money Market Deposit Account, 2.35% (d)	47,290	47,290
TOTAL SHORT-TERM INVESTMENTS (Cost $47,290)		47,290

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.0%
Mount Vernon Liquid Assets Portfolio, LLC 2.64% (d)	876,246	876,246
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $876,246)		876,246

Total Investments (Cost $30,760,857) - 102.8%		30,256,018
Liabilities in Excess of Other Assets - (2.8)%		(811,133)
TOTAL NET ASSETS - 100.0%		$29,444,885

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	All or portion of this security is on loan as of January 31, 2019. The Total value of securities on loan is $870,713 or 3.0% of net assets.
(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $718,249 or 2.44% of net assets.

(d)	The rate shown is as of January 31, 2019.

Pacer WealthShield ETF
Schedule of Investments
January 31, 2019 (Unaudited)
	Par Value	Value
U.S. GOVERNMENT NOTES/BONDS - 99.0%
U.S. Treasury Bonds - 99.0%
United States Treasury Bonds
3.500%, 02/15/2039	$1,155,000	$1,269,553
4.250%, 05/15/2039	1,084,000	1,315,176
4.500%, 08/15/2039	1,158,000	1,450,395
4.375%, 11/15/2039	1,248,000	1,538,233
4.625%, 02/15/2040	2,073,000	2,640,605
4.375%, 05/15/2040	1,748,000	2,156,595
3.875%, 08/15/2040	1,506,000	1,737,430
4.250%, 11/15/2040	1,594,000	1,936,243
4.750%, 02/15/2041	1,759,000	2,282,165
4.375%, 05/15/2041	1,363,000	1,684,636
3.750%, 08/15/2041	1,504,000	1,703,897
3.125%, 11/15/2041	1,369,000	1,408,145
3.125%, 02/15/2042	1,699,000	1,746,851
3.000%, 05/15/2042	1,424,000	1,432,288
2.750%, 08/15/2042	2,189,000	2,106,057
2.750%, 11/15/2042	2,694,000	2,588,239
3.125%, 02/15/2043	2,742,000	2,809,800
2.875%, 05/15/2043	3,858,000	3,783,703
3.625%, 08/15/2043	3,190,000	3,545,137
3.750%, 11/15/2043	3,856,000	4,371,138
3.625%, 02/15/2044	3,877,000	4,311,042
3.375%, 05/15/2044	3,892,000	4,158,663
3.125%, 08/15/2044	3,911,000	4,005,414
3.000%, 11/15/2044	3,911,000	3,919,250
2.500%, 02/15/2045	3,911,000	3,556,718
3.000%, 05/15/2045	3,894,000	3,901,758
2.875%, 08/15/2045	3,911,000	3,823,919
3.000%, 11/15/2045	3,893,000	3,898,475
2.500%, 02/15/2046	3,630,000	3,289,262
2.500%, 05/15/2046	3,635,000	3,291,237
2.250%, 08/15/2046	3,637,000	3,120,148
2.875%, 11/15/2046	3,625,000	3,539,189
3.000%, 02/15/2047	3,631,000	3,632,560
3.000%, 05/15/2047	3,630,000	3,626,313
2.750%, 08/15/2047	3,635,000	3,453,676
2.750%, 11/15/2047	3,636,000	3,451,643
3.000%, 02/15/2048	3,895,000	3,885,643
3.125%, 05/15/2048	4,178,000	4,270,781
3.000%, 08/15/2048	4,461,000	4,450,545
3.375%, 11/15/2048	3,258,000	3,494,778
		118,587,300
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $118,697,824)		118,587,300

	Shares
SHORT-TERM INVESTMENTS - 0.0% (a)
Money Market Deposit Accounts - 0.0%
U.S. Bank Money Market Deposit Account, 2.35% (b)	1,406	1,406
TOTAL SHORT-TERM INVESTMENTS (Cost $1,406)		1,406

Total Investments (Cost $118,699,230) - 99.0%		118,588,706
Other Assets in Excess of Liabilities - 1.0%		1,181,212
TOTAL NET ASSETS - 100.0%		$119,769,918

Percentages are stated as a percent of net assets.
(a)	Less than 0.05%.
(b)	The rate shown is as of January 31, 2019.

Pacer Military Times Best Employers ETF
Schedule of Investments
January 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.9%
Aerospace/Defense - 4.8%
Boeing Co.	177	$68,255
Lockheed Martin Corp.	204	59,097
		127,352
Auto Manufacturers - 2.4%
General Motors Co.	1,618	63,134
Banks - 9.1%
Bank of America Corp.	2,163	61,581
Citigroup, Inc.	948	61,108
JPMorgan Chase & Co.	552	57,132
US Bancorp	1,153	58,987
		238,808
Commercial Services - 4.8%
Booz Allen Hamilton Holding Corp.	1,219	59,889
United Rentals, Inc. (a)	533	66,764
		126,653
Computers - 11.3%
Accenture PLC - Class A	379	58,195
CACI International, Inc. - Class A (a)	372	62,191
DXC Technology Co.	982	62,966
Leidos Holdings, Inc.	975	56,550
Perspecta, Inc.	2,909	58,326
		298,228
Diversified Financial Services - 4.5%
Capital One Financial Corp.	685	55,204
Charles Schwab Corp.	1,371	64,122
		119,326
Electric - 9.3%
Dominion Energy, Inc.	824	57,878
Exelon Corp.	1,324	63,234
Southern Co.	1,298	63,083
Xcel Energy, Inc.	1,171	61,313
		245,508
Environmental Control - 2.4%
Waste Management, Inc.	655	62,664
Food - 2.2%
Hormel Foods Corp.	1,362	57,640
Healthcare-Services - 4.2%
DaVita, Inc. (a)	930	52,201
Humana, Inc.	188	58,090
		110,291

Insurance - 9.2%
Marsh & McLennan Cos., Inc.	692	61,027
Progressive Corp.	924	62,176
Prudential Financial, Inc.	655	60,352
Travelers Cos., Inc.	474	59,506
		243,061
Internet - 4.4%
Amazon.com, Inc. (a)	36	61,874
CDW Corp.	663	55,208
		117,082
Lodging - 2.3%
Hilton Worldwide Holdings, Inc.	813	60,552
Media - 2.2%
Comcast Corp. - Class A	1,574	57,561
Miscellaneous Manufacturing - 5.5%
Eaton Corp. PLC	798	60,847
General Electric Co.	8,229	83,607
		144,454
Pharmaceuticals - 2.2%
Merck & Co., Inc.	774	57,609
Retail - 4.7%
Home Depot, Inc.	341	62,584
Walmart, Inc.	629	60,277
		122,861
Software - 5.3%
First Data Corp. - Class A (a)	3,219	79,348
ManTech International Corp. VA - Class A	1,091	61,500
		140,848
Telecommunications - 4.4%
AT&T, Inc.	1,953	58,707
Verizon Communications, Inc.	1,019	56,106
		114,813
Transportation - 4.7%
Union Pacific Corp.	399	63,469
Werner Enterprises, Inc.	1,814	59,717
		123,186
TOTAL COMMON STOCKS (Cost $2,557,944)		2,631,631

SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accouts - 0.1%
U.S. Bank Money Market Deposit Account, 2.35% (b)	3,747	3,747
TOTAL SHORT-TERM INVESTMENTS (Cost $3,747)		3,747

Total Investments (Cost $2,561,691) - 100.0%		2,635,378
Other Assets in Excess of Liabilities - 0.0% (c)		915
TOTAL NET ASSETS - 100.0%		$2,636,293

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of January 31, 2019.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Benchmark Retail Real Estate ETF
Schedule of Investments
January 31, 2019 (Unaudited)
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 99.4%
Real Estate Operations/Development - 0.5%
Whitestone REIT	1,045	$14,818
Regional Malls - 27.8%
Brookfield Property REIT, Inc. - Class A	4,078	74,220
Macerich Co.	2,432	112,261
Pennsylvania Real Estate Investment Trust	1,823	13,435
Simon Property Group, Inc.	2,205	401,575
Tanger Factory Outlet Centers, Inc.	2,400	54,600
Taubman Centers, Inc.	1,778	88,544
Washington Prime Group, Inc.	5,116	29,059
		773,694
Shopping Centers - 43.8%
Acadia Realty Trust	1,497	43,009
Alexander's, Inc.	86	28,643
Brixmor Property Group, Inc.	7,420	127,105
CBL & Associates Properties, Inc.	5,093	12,682
Cedar Realty Trust, Inc.	2,027	7,074
Federal Realty Investment Trust	926	122,760
Kimco Realty Corp.	7,479	127,218
Kite Realty Group Trust	2,344	38,981
Regency Centers Corp.	4,158	270,270
Retail Opportunity Investments Corp.	2,741	48,159
Retail Properties of America, Inc. - Class A	6,551	82,805
RPT Realty	1,841	24,099
Saul Centers, Inc.	330	17,477
Seritage Growth Properties	658	26,458
SITE Centers Corp.	4,633	60,553
Urban Edge Properties	2,748	56,114
Urstadt Biddle Properties, Inc.	77	1,334
Urstadt Biddle Properties, Inc. - Class A	796	17,050
Weingarten Realty Investors	3,736	107,186
		1,218,977

Single Tenant - 27.3%
Agree Realty Corp.	975	64,379
Essential Properties Realty Trust, Inc.	839	13,340
Getty Realty Corp.	941	30,168
National Retail Properties, Inc.	2,454	129,350
Realty Income Corp.	6,389	438,860
Spirit Realty Capital, Inc.	2,123	84,326
		760,423
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,607,173)		2,767,912

SHORT-TERM INVESTMENTS - 0.5%
Money Market Deposit Accounts - 0.5%
U.S. Bank Money Market Deposit Account, 2.35% (a)	13,558	13,558
TOTAL SHORT-TERM INVESTMENTS (Cost $13,558)		13,558

Total Investments (Cost $2,620,731) - 99.9%		2,781,470
Other Assets in Excess of Liabilities - 0.1%		2,586
TOTAL NET ASSETS - 100.0%		$2,784,056

Percentages are stated as a percent of net assets.
(a)	The rate shown is as of January 31, 2019.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Benchmark Industrial Real Estate ETF
Schedule of Investments
January 31, 2019 (Unaudited)
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 95.5%
Diversified - 32.8%
Duke Realty Corp.	13,818	$404,038
Innovative Industrial Properties, Inc.	2,224	137,710
Lexington Realty Trust	13,441	129,168
One Liberty Properties, Inc.	3,989	108,501
PS Business Parks, Inc.	835	121,234
		900,651
Storage - 4.3%
Life Storage, Inc.	1,206	118,514
Warehouse/Industrial - 62.4%
Americold Realty Trust	4,392	128,773
EastGroup Properties, Inc.	1,183	122,393
First Industrial Realty Trust, Inc.	3,681	120,442
Industrial Logistics Properties Trust	4,893	105,151
Liberty Property Trust	7,417	349,637
Monmouth Real Estate Investment Corp.	8,450	116,103
Prologis, Inc.	5,841	403,964
Rexford Industrial Realty, Inc.	3,606	121,162
STAG Industrial, Inc.	4,405	121,446
Terreno Realty Corp.	3,025	122,028
		1,711,099
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,542,544)		2,730,264

SHORT-TERM INVESTMENTS - 0.5%
Money Market Deposit Accounts - 0.5%
U.S. Bank Money Market Deposit Account, 2.35% (a)	12,773	12,773
TOTAL SHORT-TERM INVESTMENTS (Cost $12,773)		12,773

Total Investments (Cost $2,555,317) - 100.0%		2,743,037
Other Assets in Excess of Liabilities - 0.0% (b)		865
TOTAL NET ASSETS - 100.0%		$2,743,902

Percentages are stated as a percent of net assets.
(a)	The rate shown is as of January 31, 2019.
(b)	Less than 0.05%.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Benchmark Data & Infrastructure Real Estate ETF
Schedule of Investments
January 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 14.2%
Computer Software - 4.2%
InterXion Holding NV (a)	4,606	$276,544
Internet Connective Services - 0.3%
Internap Corp. (a)	4,135	22,370
Real Estate Oper/Develop - 0.8%
Landmark Infrastructure Partners LP	3,276	49,926
Telecom Services - 4.3%
GDS Holdings Ltd. - ADR (a)	7,538	214,079
Switch, Inc. - Class A	7,643	63,743
		277,822
Telephone-Integrated - 4.6%
Zayo Group Holdings, Inc. (a)	10,928	299,974
TOTAL COMMON STOCKS (Cost $844,464)		926,636

REAL ESTATE INVESTMENT TRUSTS - 85.4%
Diversified - 71.8%
American Tower Corp.	5,830	1,007,657
CoreSite Realty Corp.	2,951	291,529
Crown Castle International Corp.	8,343	976,632
Digital Realty Trust, Inc.	2,493	270,092
Equinix, Inc.	2,488	980,272
Lamar Advertising Co.	3,783	281,644
Outfront Media, Inc.	13,851	287,408
SBA Communications Corp. (a)	1,679	306,468
Uniti Group, Inc. (a)	14,394	286,585
		4,688,287
Storage - 4.8%
Iron Mountain, Inc.	8,445	314,154
Warehouse/Industrial - 8.8%
CyrusOne, Inc.	5,115	277,233
QTS Realty Trust, Inc. - Class A	7,086	298,391
		575,624
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,204,217)		5,578,065

SHORT-TERM INVESTMENTS - 0.4%
Money Market Deposit Accounts - 0.4%
U.S. Bank Money Market Deposit Account, 2.35% (b)	28,243	28,243
TOTAL SHORT-TERM INVESTMENTS (Cost $28,243)		28,243

Total Investments (Cost $6,076,924) - 100.0%		6,532,944
Liabilities in Excess of Other Assets - 0.0% (c)		(3,077)
TOTAL NET ASSETS - 100.0%		$6,529,867

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown is as of January 31, 2019.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer US Export Leaders ETF
Schedule of Investments
January 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 98.8%
Aerospace/Defense - 2.1%
Boeing Co.	34	$13,111
MSA Safety, Inc.	108	10,820
		23,931
Airlines - 0.9%
United Continental Holdings, Inc. (a)	123	10,734
Apparel - 3.3%
NIKE, Inc. - Class B	150	12,282
PVH Corp.	116	12,657
Skechers U.S.A, Inc. - Class A (a)	473	12,851
		37,790
Auto Parts & Equipment - 3.3%
Aptiv PLC	164	12,977
Goodyear Tire & Rubber Co.	520	11,019
Visteon Corp. (a)	180	13,840
		37,836
Biotechnology - 0.9%
Bio-Rad Laboratories, Inc. - (a)	43	10,744
Building Materials - 1.0%
Johnson Controls International Plc	339	11,448
Chemicals - 1.9%
Air Products & Chemicals, Inc.	69	11,343
FMC Corp.	141	11,252
		22,595
Commercial Services - 1.9%
Sabre Corp.	461	10,594
The Brink's Co.	161	11,922
		22,516
Computers - 6.0%
Accenture PLC - Class A	69	10,595
Apple, Inc.	65	10,819
DXC Technology Co.	191	12,247
Fortinet, Inc. (a)	148	11,332
Lumentum Holdings, Inc. (a)	249	12,178
NCR Corp. (a)	460	12,305
		69,476
Cosmetics/Personal Care - 0.9%
Estee Lauder Cos., Inc. - Class A	80	10,914
Electrical Components & Equipment - 2.9%
AMETEK, Inc.	154	11,227
Littelfuse, Inc.	64	11,246
Universal Display Corp.	107	11,110
		33,583

Electronics - 8.0%
Amphenol Corp.	122	10,726
Coherent, Inc. (a)	97	11,465
Gentex Corp.	532	11,268
Mettler-Toledo International, Inc. (a)	19	12,125
National Instruments Corp.	235	10,392
PerkinElmer, Inc.	130	11,765
Tech Data Corp. (a)	121	11,571
Waters Corp. (a)	58	13,411
		92,723
Food - 1.0%
Mondelez International, Inc. - Class A	248	11,472
Healthcare-Products - 4.9%
Abbott Laboratories	153	11,166
LivaNova PLC (a)	114	10,525
The Cooper Cos., Inc.	44	12,265
Thermo Fisher Scientific, Inc.	46	11,301
West Pharmaceutical Services, Inc.	103	11,152
		56,409
Healthcare-Services - 4.9%
Acadia Healthcare Co., Inc. (a)	374	10,233
Catalent, Inc. (a)	312	11,522
Charles River Laboratories International, Inc. (a)	86	10,594
IQVIA Holdings, Inc. (a)	92	11,869
Syneos Health, Inc. (a)	247	12,607
		56,825
Internet - 4.0%
Alphabet, Inc. - Class A (a)	11	12,385
Booking Holdings, Inc. (a)	6	10,997
F5 Networks, Inc. (a)	65	10,462
Facebook, Inc. - Class A (a)	75	12,501
		46,345
Leisure Time - 3.0%
Carnival Corp.	193	11,113
Norwegian Cruise Line Holdings Ltd. (a)	230	11,829
Royal Caribbean Cruises Ltd.	101	12,125
		35,067
Machinery-Diversified - 4.1%
Cognex Corp.	273	12,422
Graco, Inc.	262	11,352
Nordson Corp.	92	11,927
Xylem, Inc.	165	11,758
		47,459
Media - 1.9%
Discovery, Inc. - Class A (a)	387	10,983
News Corp. - Class A	883	11,329
		22,312
Mining - 3.1%
Freeport-McMoRan, Inc.	1,024	11,919
Newmont Mining Corp.	325	11,086
Royal Gold, Inc.	142	12,407
		35,412

Miscellaneous Manufacturing - 1.0%
ITT, Inc.	219	11,511
Office/Business Equipment - 0.9%
Zebra Technologies Corp. - Class A (a)	63	10,937
Oil & Gas - 2.9%
Apache Corp.	358	11,750
Chevron Corp.	95	10,892
Murphy Oil Corp.	393	10,748
		33,390
Packaging & Containers - 1.0%
Ball Corp.	225	11,763
Pharmaceuticals - 2.8%
Johnson & Johnson	81	10,779
Mylan NV (a)	373	11,171
Zoetis, Inc.	122	10,512
		32,462
Retail - 0.9%
AutoZone, Inc. (a)	13	11,015
Semiconductors - 21.5%
Advanced Micro Devices, Inc. (a)	543	13,255
Analog Devices, Inc.	125	12,357
Applied Materials, Inc.	331	12,935
Broadcom, Inc.	42	11,267
Cypress Semiconductor Corp.	849	11,776
Integrated Device Technology, Inc. (a)	225	10,991
Intel Corp.	227	10,696
IPG Photonics Corp. (a)	92	12,236
KLA-Tencor Corp.	121	12,895
Lam Research Corp.	80	13,566
Microchip Technology, Inc.	151	12,136
Micron Technology, Inc. (a)	316	12,078
MKS Instruments, Inc.	167	13,632
Monolithic Power Systems, Inc.	92	11,644
NVIDIA Corp.	74	10,638
Qorvo, Inc. (a)	179	11,699
Silicon Laboratories, Inc. (a)	132	10,098
Skyworks Solutions, Inc.	157	11,467
Synaptics, Inc. (a)	285	11,343
Teradyne, Inc.	333	11,985
Texas Instruments, Inc.	115	11,578
		250,272
Software - 4.1%
Activision Blizzard, Inc.	227	10,723
ANSYS, Inc. (a)	73	11,998
Cadence Design System, Inc. (a)	250	12,008
Electronic Arts, Inc. (a)	135	12,452
		47,181

Telecommunications - 1.9%
InterDigital, Inc.	142	10,339
Plantronics, Inc.	298	11,559
		21,898
Toys/Games/Hobbies - 0.9%
Hasbro, Inc.	121	10,958
Transportation - 0.9%
Expeditors International of Washington, Inc.	151	10,464
TOTAL COMMON STOCKS (Cost $1,230,140)		1,147,442

REAL ESTATE INVESTMENT TRUSTS - 0.9%
Rayonier, Inc.	363	11,050
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,324)		11,050

SHORT-TERM INVESTMENTS - 0.3%
Money Market Deposit Accounts - 0.3%
U.S. Bank Money Market Deposit Account, 2.35% (b)	3,272	3,272
TOTAL SHORT-TERM INVESTMENTS (Cost $3,272)		3,272

Total Investments (Cost $1,245,736) - 100.0%		1,161,764
Liabilities in Excess of Other Assets - 0.0% (c)		(44)
TOTAL NET ASSETS - 100.0%		$1,161,720

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of January 31, 2019.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Schedule of Investments
January 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.7%
Aerospace/Defense - 3.6%
Arconic, Inc.	664	$12,496
Boeing Co.	42	16,196
General Dynamics Corp.	76	13,009
Harris Corp.	90	13,786
L3 Technologies, Inc.	70	13,782
Lockheed Martin Corp.	45	13,036
Northrop Grumman Corp.	49	13,502
Raytheon Co.	76	12,522
TransDigm Group, Inc. (a)	39	15,249
United Technologies Corp.	108	12,751
		136,329
Airlines - 1.8%
Alaska Air Group, Inc.	216	13,813
American Airlines Group, Inc.	387	13,843
Delta Air Lines, Inc.	255	12,605
Southwest Airlines Co.	248	14,076
United Continental Holdings, Inc. (a)	147	12,829
		67,166
Apparel - 2.8%
Capri Holdings Ltd. (a)	360	15,293
Hanesbrands, Inc.	1,005	15,065
NIKE, Inc. - Class A	189	15,475
PVH Corp.	146	15,930
Ralph Lauren Corp.	134	15,563
Under Armour, Inc. - Class A (a)	408	8,462
Under Armour, Inc. - Class C (a)	415	7,860
VF Corp.	177	14,898
		108,546
Auto Manufacturers - 1.1%
Ford Motor Co.	1,652	14,538
General Motors Co.	388	15,140
PACCAR, Inc.	220	14,414
		44,092
Auto Parts & Equipment - 1.2%
Aptiv PLC	207	16,380
BorgWarner, Inc.	394	16,115
Goodyear Tire & Rubber Co.	666	14,112
		46,607
Building Materials - 3.2%
Fortune Brands Home & Security, Inc.	320	14,496
Johnson Controls International Plc	401	13,542
Martin Marietta Materials, Inc.	223	39,400
Masco Corp.	438	14,195
Vulcan Materials Co.	389	39,542
		121,175

Chemicals - 12.5%
Air Products & Chemicals, Inc.	245	40,276
Albemarle Corp.	449	36,248
CF Industries Holdings, Inc.	907	39,591
DowDuPont, Inc.	722	38,851
Eastman Chemical Co.	534	43,051
FMC Corp.	506	40,379
International Flavors & Fragrances, Inc.	281	39,840
Linde Plc	243	39,611
LyondellBasell Industries NV - Class A	463	40,267
Mosaic Co.	1,234	39,834
PPG Industries, Inc.	387	40,805
Sherwin-Williams Co.	99	41,730
		480,483
Commercial Services - 6.9%
Automatic Data Processing, Inc.	104	14,543
Cintas Corp.	77	14,438
Ecolab, Inc.	247	39,068
Equifax, Inc.	133	14,234
FleetCor Technologies, Inc. (a)	73	14,732
Gartner, Inc. (a)	99	13,453
Global Payments, Inc.	125	14,035
H&R Block, Inc.	506	11,937
IHS Markit Ltd. (a)	272	14,122
Nielsen Holdings PLC	537	13,790
PayPal Holdings, Inc. (a)	153	13,580
Quanta Services, Inc.	434	15,338
Robert Half International, Inc.	215	13,853
Rollins, Inc.	362	13,481
Total System Services, Inc.	158	14,158
United Rentals, Inc. (a)	122	15,282
Verisk Analytics, Inc. (a)	113	13,267
		263,311
Computers - 4.1%
Accenture PLC - Class A	89	13,666
Apple, Inc.	80	13,315
Cognizant Technology Solutions Corp.	203	14,145
DXC Technology Co.	232	14,876
Fortinet, Inc. (a)	181	13,859
Hewlett Packard Enterprise Co.	945	14,732
HP, Inc.	621	13,681
International Business Machines Corp.	108	14,517
NetApp, Inc.	214	13,647
Seagate Technology PLC	333	14,745
Western Digital Corp.	340	15,297
		156,480
Distribution/Wholesale - 1.5%
Copart, Inc. (a)	269	13,619
Fastenal Co.	254	15,357
LKQ Corp. (a)	555	14,552
WW Grainger, Inc.	46	13,588
		57,116

Diversified Financial Services - 1.3%
Alliance Data Systems Corp.	76	13,497
MasterCard, Inc.	48	10,134
Visa, Inc.	104	14,041
Western Union Co.	724	13,213
		50,885
Electrical Components & Equipment - 0.7%
AMETEK, Inc.	187	13,632
Emerson Electric Co.	214	14,011
		27,643
Electronics - 3.4%
Allegion PLC	150	12,879
Amphenol Corp. - Class A	162	14,243
Corning, Inc.	439	14,601
FLIR Systems, Inc.	305	14,908
Fortive Corp.	188	14,098
Garmin Ltd.	209	14,459
Honeywell International, Inc.	96	13,789
Keysight Technologies, Inc. (a)	214	15,840
TE Connectivity Ltd.	175	14,166
		128,983
Engineering & Construction - 0.7%
Fluor Corp.	393	14,372
Jacobs Engineering Group, Inc.	220	14,256
		28,628
Environmental Control - 1.1%
Pentair PLC	340	14,005
Republic Services, Inc.	173	13,271
Waste Management, Inc.	142	13,585
		40,861
Forest Products & Paper - 1.1%
International Paper Co.	879	41,691
Hand/Machine Tools - 0.7%
Snap-On, Inc.	87	14,441
Stanley Black & Decker, Inc.	105	13,276
		27,717
Home Builders - 1.2%
DR Horton, Inc.	374	14,380
Lennar Corp. - Class A	340	16,123
PulteGroup, Inc.	533	14,823
		45,326
Home Furnishings - 0.8%
Leggett & Platt, Inc.	378	15,483
Whirlpool Corp.	125	16,626
		32,109

Household Products/Wares - 1.1%
Avery Dennison Corp.	418	43,660
Housewares - 0.3%
Newell Brands, Inc.	618	13,108
Internet - 2.6%
Amazon.com, Inc. (a)	9	15,469
Booking Holdings, Inc. (a)	7	12,830
eBay, Inc. (a)	467	15,714
Expedia Group, Inc. Class A	120	14,310
F5 Networks, Inc. (a)	81	13,037
Symantec Corp.	611	12,843
VeriSign, Inc. (a)	86	14,557
		98,760
Iron/Steel - 1.1%
Nucor Corp.	691	42,317
Leisure Time - 1.5%
Carnival Corp.	246	14,165
Harley-Davidson, Inc.	393	14,486
Norwegian Cruise Line Holdings Ltd. (a)	286	14,709
Royal Caribbean Cruises Ltd.	124	14,886
		58,246
Lodging - 1.6%
Hilton Worldwide Holdings, Inc.	196	14,598
Marriott International, Inc. - Class A	123	14,087
MGM Resorts International	516	15,191
Wynn Resorts Ltd.	128	15,746
		59,622
Machinery-Construction & Mining - 0.4%
Caterpillar, Inc.	104	13,849
Machinery-Diversified - 2.6%
Cummins, Inc.	102	15,005
Deere & Co.	87	14,268
Dover Corp.	171	15,019
Flowserve Corp.	310	13,652
Rockwell Automation, Inc.	81	13,731
Roper Technologies, Inc.	48	13,597
Xylem, Inc.	190	13,539
		98,811
Mining - 2.1%
Freeport-McMoRan, Inc.	3,608	41,997
Newmont Mining Corp.	1,145	39,056
		81,053
Miscellaneous Manufacturing - 3.1%
3M Co.	70	14,021
AO Smith Corp. Class A	313	14,980
Eaton Corp. PLC	177	13,496
General Electric Co.	1,821	18,502
Illinois Tool Works, Inc.	103	14,143
Ingersoll-Rand PLC	142	14,206
Parker-Hannifin Corp.	83	13,679
Textron, Inc.	262	13,946
		116,973

Office/Business Equipment - 0.4%
Xerox Corp.	556	15,685
Packaging & Containers - 4.2%
Ball Corp.	794	41,510
Packaging Corp. of America	408	38,483
Sealed Air Corp.	1,124	44,398
WestRock Co.	859	34,970
		159,361
Retail - 10.3%
Advance Auto Parts, Inc.	83	13,214
AutoZone, Inc. (a)	15	12,710
Best Buy Co., Inc.	247	14,632
CarMax, Inc. (a)	223	13,108
Chipotle Mexican Grill, Inc. (a)	31	16,418
Darden Restaurants, Inc.	132	13,851
Dollar General Corp.	130	15,006
Dollar Tree, Inc. (a)	159	15,396
Foot Locker, Inc.	277	15,482
Gap, Inc.	513	13,051
Genuine Parts Co.	138	13,775
Home Depot, Inc.	77	14,132
Kohl's Corp.	223	15,318
L Brands, Inc.	442	12,305
Lowe's Cos., Inc.	141	13,559
Macy's, Inc.	440	11,572
McDonald's Corp.	74	13,230
Nordstrom, Inc.	281	13,041
O'Reilly Automotive, Inc. (a)	39	13,442
Ross Stores, Inc.	167	15,384
Starbucks Corp.	209	14,241
Tapestry, Inc.	394	15,252
Target Corp.	203	14,819
Tiffany & Co.	165	14,640
TJX Cos., Inc.	295	14,670
Tractor Supply Co.	153	13,066
Ulta Salon Cosmetics & Fragrance, Inc. (a)	57	16,639
Yum! Brands, Inc.	149	14,003
		395,956
Semiconductors - 6.5%
Advanced Micro Devices, Inc. (a)	662	16,159
Analog Devices, Inc.	151	14,928
Applied Materials, Inc.	404	15,788
Broadcom, Inc.	51	13,681
Intel Corp.	275	12,958
IPG Photonics Corp. (a)	111	14,763
KLA-Tencor Corp.	150	15,985
Lam Research Corp.	102	17,297
Maxim Integrated Products, Inc.	250	13,568
Microchip Technology, Inc.	188	15,110
Micron Technology, Inc. (a)	387	14,791
NVIDIA Corp.	90	12,938
Qorvo, Inc. (a)	212	13,856
QUALCOMM, Inc.	229	11,340
Skyworks Solutions, Inc.	184	13,439
Texas Instruments, Inc.	147	14,800
Xilinx, Inc.	149	16,679
		248,080

Shipbuilding - 0.4%
Huntington Ingalls Industries, Inc.	66	13,626
Software - 6.2%
Adobe Systems, Inc. (a)	57	14,126
Akamai Technologies, Inc. (a)	207	13,476
ANSYS, Inc. (a)	84	13,805
Autodesk, Inc. (a)	103	15,161
Broadridge Financial Solutions, Inc.	137	13,814
Cadence Design System, Inc. (a)	305	14,649
Citrix Systems, Inc.	120	12,305
Fidelity National Information Services, Inc.	126	13,171
Fiserv, Inc. (a)	173	14,347
Intuit, Inc.	68	14,676
Jack Henry & Associates, Inc.	101	13,488
Microsoft Corp.	125	13,054
Oracle Corp.	283	14,215
Paychex, Inc.	208	14,726
Red Hat, Inc. (a)	75	13,338
Salesforce.com, Inc. (a)	99	15,045
Synopsys, Inc. (a)	152	14,189
		237,585
Telecommunications - 1.3%
Arista Networks, Inc. (a)	59	12,672
Cisco Systems, Inc.	287	13,572
Juniper Networks, Inc.	474	12,295
Motorola Solutions, Inc.	104	12,159
		50,698
Textiles - 0.4%
Mohawk Industries, Inc. (a)	117	15,068
Toys/Games/Hobbies - 0.7%
Hasbro, Inc.	162	14,671
Mattel, Inc. (a)	1,157	13,699
		28,370
Transportation - 3.2%
CH Robinson Worldwide, Inc.	152	13,189
CSX Corp.	203	13,337
Expeditors International of Washington, Inc.	196	13,583
FedEx Corp.	71	12,607
JB Hunt Trasport Services, Inc.	140	14,986
Kansas City Southern	131	13,853
Norfolk Southern Corp.	85	14,258
Union Pacific Corp.	94	14,953
United Parcel Service, Inc. - Class B	128	13,491
		124,257
TOTAL COMMON STOCKS (Cost $3,738,394)		3,820,233

SHORT-TERM INVESTMENTS - 0.3%
Money Market Deposits - 0.3%
U.S. Bank Money Market Deposit Account, 2.35% (b)	11,700	11,700
TOTAL SHORT-TERM INVESTMENTS (Cost $11,700)		11,700

Total Investments (Cost $3,750,094) - 100.0%		3,831,933
Other Assets in Excess of Liabilities - 0.0% (c)		414
TOTAL NET ASSETS - 100.0%		$3,832,347

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of January 31, 2019.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market ("Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2019:
Pacer Trendpilot US Large Cap ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Short-Term Investments	$ 1,384,254,016	$ 1,631,027,570	$ -	$ -	$ 3,015,281,586
Investments Purchased with Proceeds from Securities Lending	-	-	-	10,265,141	10,265,141
Total Investments in Securities	$ 1,384,254,016	$ 1,631,027,570	$ -	$ 10,265,141	$ 3,025,546,727
^ See Schedule of Investments for further desegregation.
Pacer Trendpilot US Mid Cap ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Short-Term Investments	$ 50,636,354	$ 688,835,797	$ -	$ -	$ 739,472,151
Investments Purchased with Proceeds from Securities Lending	-	-	-	85,365,000	85,365,000
Total Investments in Securities	$ 50,636,354	$ 688,835,797	$ -	$ 85,365,000	$ 824,837,151
^ See Schedule of Investments for further desegregation.
Pacer Trendpilot 100 ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Short-Term Investments	$ 165,858,176	$ 376,391,943	$ -	$ -	$ 542,250,119
Investments Purchased with Proceeds from Securities Lending	-	-	-	9,054,859	9,054,859
Total Investments in Securities	$ 165,858,176	$ 376,391,943	$ -	$ 9,054,859	$ 551,304,978
^ See Schedule of Investments for further desegregation.
Pacer Trendpilot European Index ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ -	$ -	$ 6,917	$ -	$ 6,917
Short-Term Investments	6,578,542	151,313,545	-	-	157,892,087
Total Investments in Securities	$ 6,578,542	$ 151,313,545	$ 6,917	$ -	$ 157,899,004
^ See Schedule of Investments for further desegregation.
Pacer Global Cash Cows Dividend ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 188,704,649	$ -	$ -	$ -	$ 188,704,649
Real Estate Investment Trusts	2,683,869	-	-	-	2,683,869
Short-Term Investments	755,471	-	-	-	755,471
Investments Purchased with Proceeds from Securities Lending	-	-	-	31,701,905	31,701,905
Total Investments in Securities	$ 192,143,989	$ -	$ -	$ 31,701,905	$ 223,845,894
^ See Schedule of Investments for further desegregation.

Pacer US Cash Cows 100 ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 190,177,730	$ -	$ -	$ -	$ 190,177,730
Real Estate Investment Trusts	1,175,119	-	-	-	1,175,119
Short-Term Investments	481,439	-	-	-	481,439
Investments Purchased with Proceeds from Securities Lending	-	-	-	21,269,645	21,269,645
Total Investments in Securities	$ 191,834,288	$ -	$ -	$ 21,269,645	$ 213,103,933
^ See Schedule of Investments for further desegregation.
Pacer Small Cap US Cash Cows 100 ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 46,016,836	$ -	$ -	$ -	$ 46,016,836
Short-Term Investments	38,491	-	-	-	38,491
Investments Purchased with Proceeds from Securities Lending	-	-	-	13,798,569	13,798,569
Total Investments in Securities	$ 46,055,327	$ -	$ -	$ 13,798,569	$ 59,853,896
^ See Schedule of Investments for further desegregation.
Pacer Developed Markets International Cash Cows 100 ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 29,332,482	$ -	$ -	$ -	$ 29,332,482
Short-Term Investments	47,290	-	-	-	47,290
Investments Purchased with Proceeds from Securities Lending	-	-	-	876,246	876,246
Total Investments in Securities	$ 29,379,772	$ -	$ -	$ 876,246	$ 30,256,018
^ See Schedule of Investments for further desegregation.
Pacer WealthShield ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
U.S. Government Notes/Bonds	$ -	$ 118,587,300	$ -		$ 118,587,300
Short-Term Investments	1,406	-	-	-	1,406
Total Investments in Securities	$ 1,406	$ 118,587,300	$ -	$ -	$ 118,588,706
^ See Schedule of Investments for sector breakouts.
Pacer Military Times Best Employers ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 2,631,631	$ -	$ -	$ -	$ 2,631,631
Short-Term Investments	3,747	-	-	-	3,747
Total Investments in Securities	$ 2,635,378	$ -	$ -	$ -	$ 2,635,378
^ See Schedule of Investments for further desegregation.

Pacer Benchmark Retail Real Estate ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Real Estate Investment Trusts	$ 2,767,912	$ -	$ -	$ -	$ 2,767,912
Short-Term Investments	13,558	-	-	-	13,558
Total Investments in Securities	$ 2,781,470	$ -	$ -	$ -	$ 2,781,470
^ See Schedule of Investments for further desegregation.
Pacer Benchmark Industrial Real Estate ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Real Estate Investment Trusts	$ 2,730,264	$ -	$ -	$ -	$ 2,730,264
Short-Term Investments	12,773	-	-	-	12,773
Total Investments in Securities	$ 2,743,037	$ -	$ -	$ -	$ 2,743,037
^ See Schedule of Investments for further desegregation.
Pacer Benchmark Data & Infrastructure Real Estate ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 926,636	$ -	$ -	$ -	$ 926,636
Real Estate Investment Trusts	5,578,065	-	-	-	5,578,065
Short-Term Investments	28,243	-	-	-	28,243
Total Investments in Securities	$ 6,532,944	$ -	$ -	$ -	$ 6,532,944
^ See Schedule of Investments for further desegregation.
Pacer US Export Leaders ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 1,147,442	$ -	$ -	$ -	$ 1,147,442
Real Estate Investment Trusts	11,050	-	-	-	11,050
Short-Term Investments	3,272	-	-	-	3,272
Total Investments in Securities	$ 1,161,764	$ -	$ -	$ -	$ 1,161,764
^ See Schedule of Investments for further desegregation.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 3,820,233	$ -	$ -	$ -	$ 3,820,233
Short-Term Investments	11,700	-	-	-	11,700
Total Investments in Securities	$ 3,831,933	$ -	$ -	$ -	$ 3,831,933
^ See Schedule of Investments for further desegregation.

The following is a reconciliation of investments in which significant unobservable inputs (Level3) ere used in determining fair value:
Pacer Trendpilot European Index ETF	Balance as of 04/30/2018	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Sales [2]	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 01/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 01/31/2019
Common Stocks	$-	$-	$-	$-	$-	$-	$6,917	$-	$6,917	$(17,450)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Pacer Trendpilot European Index ETF	Fair Value as of 01/31/2019	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Common Stocks	$6,917	Last Trade Price	Stale Data	4.80 EUR

*Table presents information for one security, which has been valued at 4.80 EUR throughout the period.

During the period ended January 31, 2019, no other Fund recognized transfers to or from Level 3.

SECURED BORROWINGS

The following represents gross obligations for secured borrowings by remaining time to maturity as of January 31, 2019.

Securities Lending Transactions
Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
Pacer Trendpilot® US Large Cap ETF	$10,265,141
Pacer Trendpilot® US Mid Cap ETF	85,365,000
Pacer Trendpilot® 100 ETF	9,054,859
Pacer Trendpilot® European Index ETF	-
Pacer Global Cash Cows Dividend ETF	31,701,905
Pacer US Cash Cows 100 ETF	21,269,645
Pacer US Small Cap Cash Cows 100 ETF	13,798,569
Pacer Developed Markets International Cash Cows 100 ETF	876,246
Pacer WealthShield ETF	-
Pacer Military Times Best Employers ETF	-
Pacer Benchmark Retail Real Estate ETF	-
Pacer Benchmark Industrial Real Estate ETF	-
Pacer Benchmark Data & Infrastructure Real Estate ETF	-
Pacer US Export Leaders ETF	-
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	-

* Proceeds from securities lending (Investments Purchased with Proceeds from Securities Lending Collateral).

Due to the absence of a master netting agreement related to the Funds' participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pacer Funds Trust

By (Signature and Title)  /s/ Joe M. Thomson
                                        Joe M. Thomson, President (Principal Executive Officer)

Date  March 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Joe M. Thomson
                                           Joe M. Thomson, President (Principal Executive Officer)

Date  March 26, 2019

By (Signature and Title)*  /s/ Sean E. O’Hara
                                            Sean E. O’Hara, Treasurer (Principal Financial Officer)

Date  March 26, 2019

* Print the name and title of each signing officer under his or her signature.